Other Borrowings (Tables)	12 Months Ended
Mar. 31, 2025
Other Borrowings [Abstract]
Schedule of Other Borrowings

Other borrowings consist of the following:

Provider	Loan period	Interest rate	March 31, 2025	March 31, 2024
Yongxing Hu	December 16, 2024 to December 15, 2025	12.00%	55,121	—
Short-term other borrowing			$55,121	$—
Yongxing Hu	January 13, 2025 to July 13, 2026	12.40%	137,804	—
Long-term other borrowing			$137,804	$—